UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 137.6%

New Jersey — 137.6%
Corporate — 4.4%
New Jersey EDA, RB, Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	$795	$842,525
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	2,770	2,866,341
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	7,500	7,825,875
Series B, 5.60%, 11/01/34	3,150	3,323,313
Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	4,790	5,258,653

		20,116,707
County/City/Special District/School District — 16.6%
Borough of Edgewater New Jersey Board of Education, GO, Refunding (AGM)(a):
4.25%, 03/01/20	1,535	1,599,286
4.25%, 03/01/20	1,600	1,667,008
4.30%, 03/01/20	1,670	1,741,426
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,792,569
5.25%, 11/01/44	3,755	3,979,361
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	3,340	3,665,583
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/32	2,210	2,213,138
5.00%, 07/01/33	670	670,938
5.00%, 07/01/35	595	595,845
5.00%, 07/01/37	705	705,945
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 09/01/46	2,700	2,339,874
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	306,675
5.50%, 10/01/28	4,840	5,983,644
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32(b)	1,000	580,080

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB (continued):
Harrison Parking Facility Project, Series C (AGC), 5.25%, 01/01/39	$3,000	$3,063,510
Harrison Parking Facility Project, Series C (AGC), 5.38%, 01/01/44	5,000	5,108,900
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 09/01/30	500	501,400
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.00%, 12/01/18	5	5,013
5.38%, 12/01/18	5	5,015
5.00%, 12/01/19	5	5,012
County of Union New Jersey, GO, Refunding(a):
4.00%, 03/01/21	75	78,852
4.00%, 03/01/21	70	73,595
4.00%, 03/01/21	80	84,109
4.00%, 03/01/21	3,575	3,768,693
4.00%, 03/01/21	3,580	3,773,964
4.00%, 03/01/21	4,045	4,264,158
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	650	710,379
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A(c):
5.25%, 07/01/26	1,415	1,699,542
(NPFGC), 5.25%, 07/01/25	535	632,857
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC)(c):
5.50%, 03/01/21	7,430	8,116,160
5.50%, 03/01/22	4,200	4,701,438
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 07/15/33	1,175	1,290,303

		75,724,272
Education — 23.5%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	1,985	2,153,804
Series A, 5.00%, 07/01/31	1,950	2,158,572

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects (continued):
Series A, 5.00%, 07/01/32	$1,775	$1,960,079
Series A, 5.00%, 07/01/33	2,250	2,478,600
Series A, 5.00%, 07/01/34	1,200	1,318,716
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/33	3,065	3,382,902
New Jersey EDA, RB, Provident Group — Rowan Properties LLC, Series A:
5.00%, 01/01/35	2,000	2,117,080
5.00%, 01/01/48	2,000	2,101,540
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	5,370	5,664,330
Rider University Issue, Series F, 4.00%, 07/01/42	2,365	2,208,295
Rider University Issue, Series F, 5.00%, 07/01/47	2,185	2,311,599
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series F, 4.00%, 07/01/35	1,280	1,309,517
Montclair State University, Series A, 5.00%, 07/01/39	15,555	17,201,030
Montclair State University, Series A, 5.00%, 07/01/44	3,540	3,899,983
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	4,000	4,227,440
Princeton University, Series C, 5.00%, 07/01/29	3,730	4,469,099
Seton Hall University, Series D, 5.00%, 07/01/38	500	549,500
Seton Hall University, Series D, 5.00%, 07/01/43	600	655,488
Stevens Institute of Technology, Series A, 5.00%, 07/01/42	1,150	1,273,729
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	1,145	1,154,584
Stockton University, Series A, 5.00%, 07/01/41	2,370	2,536,966
William Paterson University (AGC), 5.00%, 07/01/18(a)	230	231,237

Security	Par (000)	Value
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
William Paterson University (AGC), 5.00%, 07/01/28	$20	$20,095
William Paterson University (AGC), 4.75%, 07/01/34	380	381,391
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	1,130	1,155,617
4.50%, 12/01/28	2,300	2,387,630
4.00%, 12/01/29	5,475	5,579,134
4.00%, 12/01/29	750	761,910
4.50%, 12/01/29	2,880	2,986,013
4.63%, 12/01/30	2,815	2,932,132
4.00%, 12/01/31	1,220	1,235,775
4.25%, 12/01/32	1,965	2,014,007
4.13%, 12/01/35	750	753,870
4.50%, 12/01/36	1,730	1,778,924
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	905	966,323
5.50%, 12/01/26	1,085	1,151,771
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(a)	2,120	2,360,260
5.00%, 07/01/42	4,825	5,201,881
5.00%, 07/01/45	7,500	8,302,200
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/30	1,565	1,732,220

		107,065,243
Health — 17.9%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 02/15/33	2,000	2,142,820
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	2,270	2,514,229
Meridian Health System Obligated Group, (AGC), Series I, 5.00%, 07/01/18(a)	1,390	1,397,478
Meridian Health System Obligated Group, (AGC), Series II, 5.00%, 07/01/18(a)	6,865	6,901,934

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued):
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 07/01/18(a)	$4,625	$4,649,883
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	7,105	7,973,871
Virtua Health, Series A (AGC), 5.50%, 07/01/38	4,035	4,194,181
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 07/01/21(a)	4,055	4,483,978
AHS Hospital Corp., 6.00%, 07/01/21(a)	4,180	4,685,905
Catholic Health East Issue, 5.00%, 11/15/33	1,925	2,052,801
Hackensack University Medical Center (AGM), 4.63%, 01/01/20(a)	7,795	8,128,002
Meridian Health System Obligated Group, 5.00%, 07/01/25	1,000	1,100,740
Meridian Health System Obligated Group, 5.00%, 07/01/26	3,720	4,080,840
Princeton Healthcare System, 5.00%, 07/01/34	1,330	1,468,559
Princeton Healthcare System, 5.00%, 07/01/39	1,825	1,989,433
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	1,865	1,894,821
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,080	3,384,797
St. Barnabas Health Care System, Series A, 5.00%, 07/01/21(a)	3,640	3,946,270
St. Barnabas Health Care System, Series A, 5.00%, 5.63%, 07/01/21(a)	4,450	4,908,884
St. Barnabas Health Care System, Series A, 5.00%, 5.63%, 07/01/21(a)	4,860	5,361,163
Virtua Health, 5.00%, 07/01/28	3,000	3,313,560
Virtua Health, 5.00%, 07/01/29	715	786,214

		81,360,363
Housing — 6.4%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,300	1,321,710

Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 05/01/27	$4,940	$4,950,325
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,823,134
S/F Housing, Series B, 4.50%, 10/01/30	8,630	8,955,869
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,120	3,213,195
M/F Housing, Series 2, 4.75%, 11/01/46	3,795	3,906,383
S/F Housing, Series T, 4.70%, 10/01/37	525	525,420
Series D, 4.25%, 11/01/37	490	490,328
Series D, 4.35%, 11/01/42	1,000	1,001,340

		29,187,704
State — 24.9%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(b):
0.00%, 11/01/23	15,725	13,364,992
0.00%, 11/01/25	10,000	7,899,400
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,362,250
5.25%, 11/01/21	7,705	8,426,573
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(b)	2,325	2,123,237
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	4,465	5,055,809
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/24	1,785	1,996,630
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/26	6,085	6,812,279
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	3,960	4,062,168
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	40	41,044
School Facilities Construction, Series KK, 5.00%, 03/01/38	325	337,789
Series Y, 5.00%, 09/01/18(a)	1,000	1,010,470
Series WW, 5.25%, 06/15/33	380	408,914
Series WW, 5.00%, 06/15/34	5,500	5,799,255
Series WW, 5.00%, 06/15/36	3,115	3,280,562

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
New Jersey EDA, RB (continued):
Series WW, 5.25%, 06/15/40	$8,375	$8,932,105
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/24	5,000	5,370,600
Cigarette Tax, 5.00%, 06/15/26	1,250	1,338,150
Cigarette Tax, 5.00%, 06/15/28	2,430	2,592,640
Cigarette Tax, 5.00%, 06/15/29	3,195	3,403,761
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 09/01/27	1,000	1,179,800
School Facilities Construction, Series NN, 5.00%, 03/01/29	5,000	5,269,050
Sub Series A, 5.00%, 07/01/33	3,875	4,169,655
Sub Series A, 4.00%, 07/01/34	8,800	8,594,608
Sub-Series A, 4.00%, 07/01/32	5,000	4,962,400
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(a)	1,580	1,638,144

		113,432,285
Tobacco — 4.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,560	1,732,583
Sub-Series B, 5.00%, 06/01/46	15,515	16,278,648

		18,011,231
Transportation — 34.5%
Delaware River Port Authority, RB:
5.00%, 01/01/29	2,000	2,220,060
5.00%, 01/01/37	8,830	9,661,345
Series D, 5.05%, 01/01/35	1,430	1,493,792
Series D (AGM), 5.00%, 01/01/40	5,200	5,437,328
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM):
3.00%, 09/01/39	2,500	2,203,350
4.00%, 09/01/40	2,000	2,036,840
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,730	8,422,840
5.13%, 01/01/34	2,290	2,491,864
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/35	1,440	1,634,717
Series E, 5.00%, 01/01/45	8,000	8,772,160

Security	Par (000)	Value
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 01/01/29	$4,000	$4,860,880
Series A (AGM), 5.25%, 01/01/30	4,000	4,906,640
Series A (BHAC), 5.25%, 01/01/29	500	607,610
Series E, 5.00%, 01/01/32	1,850	2,148,220
Series G, 4.00%, 01/01/43	3,320	3,408,345
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	6,000	2,579,040
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36(b)	7,210	2,970,304
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(b)	8,800	4,820,200
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(b)	4,160	1,806,688
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/29	1,300	1,303,965
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,250	2,458,395
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/31	1,000	1,003,010
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	10,520	10,551,770
Transportation Program, Series AA, 5.00%, 06/15/33	3,000	3,132,480
Transportation Program, Series AA, 5.25%, 06/15/33	5,690	6,032,254
Transportation Program, Series AA, 5.25%, 06/15/34	1,305	1,399,286
Transportation Program, Series AA, 5.00%, 06/15/38	2,340	2,446,423
Transportation System, Series A, 6.00%, 06/15/35	6,365	6,939,250
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	2,843,745
Transportation System, Series A (NPFGC), 5.75%, 06/15/24	1,205	1,380,978
Transportation System, Series B, 5.25%, 06/15/36	2,500	2,599,600

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series D, 5.00%, 06/15/32	$3,300	$3,501,927
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	11,000	12,467,950
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,188,380
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,149,700
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,373,920
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,400,734
Consolidated, 152nd Series, 5.75%, 11/01/30	6,000	6,000,000
Consolidated, 206th Series, 5.00%, 11/15/42	3,110	3,472,066
Consolidated, 206th Series, 5.00%, 11/15/47	3,475	3,864,687

		156,992,743
Utilities — 5.4%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 04/01/22	2,000	2,033,340
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 08/01/20(c)	6,045	6,452,373
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(b):
0.00%, 09/01/26	4,100	3,144,659
0.00%, 09/01/28	6,600	4,706,526
0.00%, 09/01/29	9,650	6,600,793
0.00%, 09/01/33	2,350	1,355,832

		24,293,523

Total Municipal Bonds — 137.6% (Cost — $600,102,749)		626,184,071

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New Jersey — 26.9%
County/City/Special District/School District — 5.9%
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	$7,573	$8,162,829
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	17,300	18,888,832

		27,051,661
Education — 3.6%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(a)	4,998	5,152,974
Series L, 5.00%, 05/01/43	10,000	11,014,400

		16,167,374
Health — 1.3%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	6,133	6,121,965

State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	14,662,803
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(e)	6,698	7,058,566

		21,721,369
Transportation — 11.3%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	3,120	3,516,544
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(a)(e)	9,300	10,320,489
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	2,661	2,766,621
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
152nd Series, 5.25%, 11/01/35	7,827	7,827,299
163rd Series, 5.00%, 07/15/39	15,545	16,481,492

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT (continued):
169th Series, 5.00%, 10/15/41	$10,000	$10,663,150

		51,575,595

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.9% (Cost — $116,405,203)		122,637,964

Total Long-Term Investments — 164.5% (Cost — $716,507,952)		748,822,035

Security	Shares	Value
Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(f)(g)	2,163,472	$2,163,472

Total Short-Term Securities (Cost — $2,163,472) — 0.5%		2,163,472

Total Investments — 165.0% (Cost — $718,671,424)		750,985,507
Other Assets Less Liabilities — 2.0%		9,119,891
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%		(68,305,628)
VRDP Shares at Liquidation Value, Net of Deferred Costs — (52.0)%		(236,623,062)

Net Assets Applicable to Common Shares — 100.0%		$455,176,708

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $13,907,845.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	20,456,541	(18,293,069)	2,163,472	$2,163,472	$28,996	$748	$(1,296)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	120	06/20/18	$14,355	$98,257
Long U.S. Treasury Bond	98	06/20/18	14,097	41,969
5-Year U.S. Treasury Note	35	06/29/18	3,973	22,663

				$162,889

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quotations prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$748,822,035	$—	$748,822,035
Short-Term Securities	2,163,472	—	—	2,163,472

Total	$2,163,472	$748,822,035	$—	$750,985,507

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$162,889	$—	$—	$162,889

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Liabilities:
TOB Trust Certificates	$—	$(67,964,668)	$—	$(67,964,668)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

	$—	$(305,064,668)	$—	$(305,064,668)

During the period ended April 30, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 18, 2018